INCOME TAXES - Domestic federal statutory tax rates (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Income Taxes
Federal and provincial income tax rate (as a percent)	27.00%	27.00%	27.00%
Amount of interest and penalties accrued related to unrecognized tax benefits	$ 4,398	$ 3,083
Changes to the company's liabilities for uncertain tax positions
Beginning balance	6,181	5,684	$ 9,490
Addition for tax positions related to the current year	9,806	1,376	1,376
Reductions for tax positions from prior years/Statute of limitations expirations		(1,094)	(5,436)
Foreign exchange effect		215	254
Foreign exchange effect	(257)
Ending balance	$ 15,730	$ 6,181	$ 5,684	$ 9,490
Canada
Income Taxes
Federal and provincial income tax rate (as a percent)	26.50%	26.50%	26.50%
Canada | Canadian Solar Solutions Inc.
Income Taxes
Federal and provincial income tax rate (as a percent)	25.00%	25.00%	25.00%
United States | Canadian Solar (USA) Inc.
Income Taxes
Income tax rate (as a percent)	24.82%	38.61%	37.69%
United States | Canadian Solar Energy Acquisition Co.
Income Taxes
Income tax rate (as a percent)	25.32%	38.32%	43.63%
Japan | Canadian Solar Japan K.K.
Income Taxes
Income tax rate (as a percent)	32.02%	32.02%	35.15%
Germany | Canadian Solar EMEA GmbH
Income Taxes
Income tax rate (as a percent)	33.00%	33.00%	33.00%
Vietnam | Canadian Solar Manufacturing Vietnam Co., Ltd
Income Taxes
Income tax rate (as a percent)				10.00%
Reduced income tax rate from 2020 to 2028 (as a percent)	5.00%
Thailand | Canadian Solar Manufacturing (Thailand) Co., Ltd.
Income Taxes
Income tax rate (as a percent)				20.00%
Number of Board of Investment certificates for tax exemption | item		2
United Kingdom | Canadian Solar UK Projects Ltd.
Income Taxes
Income tax rate (as a percent)	19.00%	19.00%	20.00%
Hong Kong | HKSI
Income Taxes
Income tax rate (as a percent)	16.50%	16.50%	16.50%
PRC
Income Taxes
Period of statute of limitations	3 years
Period of statute of limitations under special circumstances	5 years
Period of statute of limitations for transfer pricing related adjustment	10 years
PRC | CSI Solartronics (Changshu) Co., Ltd
Income Taxes
Income tax rate (as a percent)	25.00%	25.00%	25.00%
PRC | CSI Solar Technologies Inc.
Income Taxes
Income tax rate (as a percent)	25.00%	25.00%	25.00%
PRC | Canadian Solar Manufacturing (Changshu) Inc.
Income Taxes
Income tax rate (as a percent)	15.00%	15.00%
PRC | Canadian Solar Manufacturing (Luoyang) Inc.
Income Taxes
Income tax rate (as a percent)	25.00%	25.00%	25.00%
PRC | SZSP
Income Taxes
Income tax rate (as a percent)	25.00%	25.00%	25.00%
PRC | Suzhou Sanysolar Materials Technology Co., Ltd.
Income Taxes
Income tax rate (as a percent)	15.00%	15.00%	15.00%
PRC | Suzhou Gaochuangte New Energy Development Co., Ltd.
Income Taxes
Income tax rate (as a percent)	15.00%	15.00%	15.00%
PRC | Changshu Tlian Co., Ltd.
Income Taxes
Income tax rate (as a percent)	15.00%	15.00%